INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of income tax expense
Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2024	2023	2024	2023
Current income taxes	(147)	(141)	(90)	(78)
Deferred income taxes	53	78	37	38
Income taxes	(94)	(63)	(53)	(40)
Effective tax rate	(36.0)%	(28.1)%	(37.3)%	(21.3)%